Statement of Cash Flows (USD $)	4 Months Ended
Dec. 31, 2013
Operating Activities:
Net loss	$ (2,569,223)
Adjustments to reconcile net loss to net cash used in operating activities:
Common shares issued for services	2,369,991
Changes in assets and liabilities:
Accounts payable and accrued liabilities	48,456
Net Cash Used in Operating Activities	(150,776)
Investing Activities:
Purchase of acquiree	(72,700)
Purchase of Interest in Gazania	(88,740)
Net Cash Used in Investing Activities	(161,740)
Financing Activities:
Advanced subscriptions	40,400
Common stock issued for cash	250,000
Common stock issued in recapitalization	24,266
Net Cash Provided by Financing Activities	314,666
Net Increase in Cash	2,450
Cash, Beginning of Year
Cash, End of Year	2,450
Non Cash Financing Activities
Common shares issued for services	2,369,991
Common shares issued in recapitalization	24,266
Common shares issued for purchase of acquiree	3,300
Common shares issued purchase of interest in Gazania	$ 1,260